Accounts receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts receivable
Accounts receivable

	December 31, 2014	December 31, 2013
Accounts receivable – trade	$54,733	$59,309
Accounts receivable – holdbacks	10,741	9,055
Accounts receivable – other	1,029	1,813
Allowance for doubtful accounts (note 15(d))	—	—
	$66,503	$70,177

Accounts receivable – holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved.